Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	$ 403,504	$ 888,313
Refinery services	46,124	54,193
Marine Transportation Revenues	57,371	56,293
Pipeline transportation services	19,858	20,920
Total revenues	526,857	1,019,719
Supply and logistics costs	396,157	876,580
Marine Transportation Operating Costs	31,594	35,774
Refinery services operating costs	27,027	33,195
Pipeline transportation operating costs	6,914	7,478
General and administrative	13,221	12,010
Depreciation and amortization	27,125	19,280
Total costs and expenses	502,038	984,317
OPERATING INCOME	24,819	35,402
Equity in earnings of subsidiaries	0	0
Equity in earnings of equity investees	15,519	7,818
Interest Income (Expense), Net	(19,215)	(12,804)
Income from continuing operations before income taxes	21,123	30,416
Income tax (expense) benefit	(908)	(641)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	20,215	29,775
NET INCOME	20,215	29,775
Genesis Energy, L.P. (Parent And Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	0	0
Refinery services	0	0
Marine Transportation Revenues	0	0
Pipeline transportation services	0	0
Total revenues	0	0
Supply and logistics costs	0	0
Marine Transportation Operating Costs	0	0
Refinery services operating costs	0	0
Pipeline transportation operating costs	0	0
General and administrative	0	0
Depreciation and amortization	0	0
Total costs and expenses	0	0
OPERATING INCOME	0	0
Equity in earnings of subsidiaries	39,407	42,579
Equity in earnings of equity investees	0	0
Interest Income (Expense), Net	(19,192)	(12,804)
Income from continuing operations before income taxes	20,215	29,775
Income tax (expense) benefit	0	0
NET INCOME	20,215	29,775
Genesis Energy Finance Corporation (Co-Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	0	0
Refinery services	0	0
Marine Transportation Revenues	0	0
Pipeline transportation services	0	0
Total revenues	0	0
Supply and logistics costs	0	0
Marine Transportation Operating Costs	0	0
Refinery services operating costs	0	0
Pipeline transportation operating costs	0	0
General and administrative	0	0
Depreciation and amortization	0	0
Total costs and expenses	0	0
OPERATING INCOME	0	0
Equity in earnings of subsidiaries	0	0
Equity in earnings of equity investees	0	0
Interest Income (Expense), Net	0	0
Income from continuing operations before income taxes	0	0
Income tax (expense) benefit	0	0
NET INCOME	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	403,504	888,313
Refinery services	45,319	51,730
Marine Transportation Revenues	57,371	56,293
Pipeline transportation services	13,611	14,535
Total revenues	519,805	1,010,871
Supply and logistics costs	396,157	876,580
Marine Transportation Operating Costs	31,594	35,774
Refinery services operating costs	26,219	31,591
Pipeline transportation operating costs	6,751	7,236
General and administrative	13,221	12,010
Depreciation and amortization	26,480	18,660
Total costs and expenses	500,422	981,851
OPERATING INCOME	19,383	29,020
Equity in earnings of subsidiaries	1,640	1,776
Equity in earnings of equity investees	15,519	7,818
Interest Income (Expense), Net	3,814	3,966
Income from continuing operations before income taxes	40,356	42,580
Income tax (expense) benefit	(911)	(587)
NET INCOME	39,445	41,993
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	0	0
Refinery services	2,112	6,074
Marine Transportation Revenues	0	0
Pipeline transportation services	6,247	6,385
Total revenues	8,359	12,459
Supply and logistics costs	0	0
Marine Transportation Operating Costs	0	0
Refinery services operating costs	2,119	5,846
Pipeline transportation operating costs	163	242
General and administrative	0	0
Depreciation and amortization	645	620
Total costs and expenses	2,927	6,708
OPERATING INCOME	5,432	5,751
Equity in earnings of subsidiaries	0	0
Equity in earnings of equity investees	0	0
Interest Income (Expense), Net	(3,837)	(3,966)
Income from continuing operations before income taxes	1,595	1,785
Income tax (expense) benefit	3	(54)
NET INCOME	1,598	1,731
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Supply And Logistics Revenues	0	0
Refinery services	(1,307)	(3,611)
Marine Transportation Revenues	0	0
Pipeline transportation services	0	0
Total revenues	(1,307)	(3,611)
Supply and logistics costs	0	0
Marine Transportation Operating Costs	0	0
Refinery services operating costs	(1,311)	(4,242)
Pipeline transportation operating costs	0	0
General and administrative	0	0
Depreciation and amortization	0	0
Total costs and expenses	(1,311)	(4,242)
OPERATING INCOME	4	631
Equity in earnings of subsidiaries	(41,047)	(44,355)
Equity in earnings of equity investees	0	0
Interest Income (Expense), Net	0	0
Income from continuing operations before income taxes	(41,043)	(43,724)
Income tax (expense) benefit	0	0
NET INCOME	$ (41,043)	$ (43,724)